Property and equipment:	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7.	Property and equipment:

Property and equipment consists of the following:

$ thousands	2014	2013
Machinery and equipment	$-	$-
Leasehold improvements	180	-
Vehicles	-	62
Office and sales equipment	38	141
Total property and equipment	218	203
Less accumulated depreciation	(11)	(155)
Property and equipment-net	$207	$48

The Company owns specialized packaging equipment that was installed at its dietary supplement contract manufacturing vendor to package CigRx ® and Anatabloc® in its 20 piece container format. The Company also had invested in equipment to process anatabine, the primary ingredient in Anatabloc ®, CigRx ® and its Anatabloc ® cosmetic products, at a separate contract manufacturer facility. The Company has assessed impairment values at each reporting periods. As of December 31, 2014 the equipment to process anatabine was deemed impaired due in larger part to the Company’s recent focus on drug development. Therefore the Company wrote down the value of the anatabine process equipment to zero thus incurring a $690 thousand charge. As of December 31, 2014 all specialized equipment related to the packaging of CigRx® and Anatabloc® was written down to zero thus incurring a charge of $412 thousand, which was included in discontinued operations.

In December, 2014, the Company agreed to exchange two machines from our discontinued tobacco operation and one machine from our discontinued nutraceutical/dietary supplement operation in exchange for a reduction of amounts due to a vendor for $60 thousand and $40 thousand, respectively. The transaction resulted in recognition of a loss from discontinued operations in the amount of $9 thousand as of December 31, 2014.

Depreciation expense is included in the consolidated statement of operations for the years ended December 31, 2014, 2013 and 2012, as follows:

$ thousands	2014	2013	2012
Discontinued operations-dietary supplements	$65	$236	$236
Operating expenses	22	12	28
Total depreciation expense	$87	$248	$264

Effective December 31, 2014, the Company is amortizing leasehold improvements and office equipment on a straight line basis over the period of 5 years.